Operating Segment Information - Summary of Segment Revenue (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenue	€ 1,474	€ 1,382	€ 2,860	€ 2,710
P&ARP [member]
Disclosure of operating segments [line items]
Revenue	799	734	1,535	1,437
A&T [member]
Disclosure of operating segments [line items]
Revenue	345	358	676	695
AS&I [member]
Disclosure of operating segments [line items]
Revenue	326	287	643	571
Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue	4	3	6	7
Segment [member]
Disclosure of operating segments [line items]
Revenue	1,488	1,393	2,888	2,731
Segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	801	736	1,539	1,441
Segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	356	366	699	709
Segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue	327	288	644	574
Segment [member] | Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue	4	3	6	7
Inter segment [member]
Disclosure of operating segments [line items]
Revenue	(14)	(11)	(28)	(21)
Inter segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	(2)	(2)	(4)	(4)
Inter segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	(11)	(8)	(23)	(14)
Inter segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue	€ (1)	€ (1)	€ (1)	€ (3)